Leases - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Lessee, operating lease acquisition, incremental cost	$ 0	$ 0
Incremental borrowing rate to determine lease liabilities		6.00%
Operating lease, weighted average remaining lease term	38 years	46 years
Maximum [Member]
Operating Leased Assets [Line Items]
Incremental borrowing rate to determine lease liabilities	6.00%
Minimum [Member]
Operating Leased Assets [Line Items]
Incremental borrowing rate to determine lease liabilities	4.50%